Additional information to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2023
Additional Information To Statement Of Cash Flows
Additional information to the Statement of Cash Flows

38.	Additional information to the Statement of Cash Flows

38.1 Transactions not involving cash

Of the total additions of Contract assets (shown in Notes 10.1 and 10.2) and acquisitions of Property, plant and equipment (shown in Note 16.2), R$171,678 (R$175,783 on December 31, 2022) and R$3,636 (R$8,055 on December 31, 2022), respectively, represent the amount of purchases made in installments and not settled through the end of the reporting period.

According to Note 26, the additions in right-of-use assets totaled R$82,886 (R$123,691 on December 31, 2022), with a corresponding entry in lease liabilities.

The mentioned transactions did not involve cash and, for this reason, are not being presented in the statement of cash flows.